Stock-Based Compensation (Details 5)	12 Months Ended
Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	103.00%
Risk free interest rate	2.38%
Warrant term (years)	7 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	90.00%
Risk free interest rate	1.31%
Warrant term (years)	5 years
Lattice Model One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant term (years)	7 years
Lattice Model One | Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Lattice Model One | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	91.00%
Risk free interest rate	1.98%
Lattice Model One | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	90.00%
Risk free interest rate	1.89%